Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Voyage revenues	$ 710,744	$ 726,791	$ 624,480
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	566,614	563,514	575,433
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	144,130	163,277	49,047
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	596,112	614,487	500,033
Time charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	465,542	474,180	489,848
Time charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	130,570	140,307	10,185
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	13,560	22,970	38,862
Voyage charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	13,560	22,970	38,862
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	101,072	89,334	85,585
Management fees and other | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	101,072	89,334	85,585
Management fees and other | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	572,257	603,189	516,500
Operating Lease, Variable Lease Income	4,902	5,365	5,198
Operating Lease, Lease Income	504,691	536,072	467,323
Direct Financing Lease, Interest Income	62,664	61,752	43,979
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	37,415	34,268	22,395
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	$ 138,487	$ 123,602	$ 107,980